Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	000-51018
Entity Registrant Name	The Bancorp, Inc.
Entity Central Index Key	0001295401
Entity Tax Identification Number	23-3016517
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	409 Silverside Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809
City Area Code	302
Local Phone Number	385-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	TBBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false